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ANNUAL
REPORT

SEPTEMBER 30, 2001



CHURCHILL CASH RESERVES TRUST


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Independent Auditors' Report

The Board of Trustees and Shareholders of
Churchill Cash Reserves Trust:


We have audited the accompanying statements of assets and liabilities of Churchill Cash Reserves Trust as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of aterial misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and the financial referred to above present fairly, in all of Churchill Cash Reserves Trust as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/  KPMG LLP
--------------
New York, New York
October 19, 2001

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

                         CHURCHILL CASH RESERVES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2001
ASSETS
Cash                                                                   $ 8,345
Receivable from Adviser									 3,132
    Total assets                                                        11,477

LIABILITIES
Accrued expenses	                                                      10,475
                                                                        ------
                                                                        10,475

NET ASSETS (equivalent to $1.00 per share on
    1,001 shares outstanding)                                           $1,002

Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
    par value $.01 per share                                           $    10
Additional paid-in capital                                                 992
                                                                        ------
                                                                       $ 1,002


                See accompanying notes to financial statements.

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

                         CHURCHILL CASH RESERVES TRUST
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 2001
INVESTMENT INCOME:
    Interest Income                                                  $1,298,845

Expenses:
Management fee (note 2)       						    	 99,961        Trustees' fees and expenses                           	             15,501
    Legal fees                                                           11,685
    Audit and accounting fees                                            14,065
    Transfer and shareholder servicing agent fees                         3,009

    Custodian fees                                                        3,140
    Registration fees and dues                                            3,470
                                                                        150,831
    Management fee waived (note 2)                                      (28,226)
    Expenses paid indirectly (note 4)						( 2,555) Net expenses                                		                  120,050

    Net investment income                                             1,178,795

Net realized gain from securities transactions                                -

Net increase in net assets resulting from operations                $ 1,178,795


                See accompanying notes to financial statements.

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

CHURCHILL CASH RESERVES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED SEPTEMBER 30,
   			2001              2000

FROM INVESTMENT ACTIVITIES:
Net investment income                            $ 1,178,795     $  4,115,458
Dividends to shareholders from
net investment income ($0.0469
and $0.0191 per share, respectively)        	  (1,189,762)      (4,115,458)
Net realized gain from securities transactions             -            1,906
Change in net assets derived from investment
Activities                                           (10,967)           1,906

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                         36,989,930      140,789,242
Reinvested dividends                                 233,229               52
Cost of shares redeemed                         (106,354,078)    (148,004,235)

Change in net assets from
    capital share transactions                   (69,130,919)      (7,214,941)

Change in net assets                             (69,141,886)      (7,213,035)

NET ASSETS:

Beginning of period                               69,142,888        76,355,923

End of period                                    $     1,002    $   69,142,888


                See accompanying notes to financial statements.

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                         CHURCHILL CASH RESERVES TRUST
                         NOTES TO FINANCIAL STATEMENTS


1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Churchill Cash Reserves Trust (the "Trust"), a diversified, open-end investment company, was organized on January 4, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust commenced operations on July 9, 1985. The
Fund ceased operations on January 25,2001 inasmuch as all shares outstanding, except for 1,002 shares owned by Aquila Management Corporation, had been redeemed by shareholders. Although the Fund is not conducting a public offering of its shares, it will continue to exist as a Massachusetts
Business trust and maintain its registration as an investment company.

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.


a) PORTFOLIO VALUATION: The Trust's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.


b)   SECURITIES TRANSACTIONS AND RELATED   INVESTMENT   INCOME:   Securities
transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.


b) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

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c) REPURCHASE AGREEMENTS: It is the  Trust's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect
its security interest in,  securities   purchased  under  agreements  to
resell.   The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940 Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.


d) USE OF ESTIMATES: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.



2.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Trust's net assets.


     Banc One Investment Advisors Corporation (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.33% on the Trust's net assets.


     Under a Distribution Agreement, Aquila   Distributors, Inc. (the
"Distributor") serves as the exclusive distributor of the Trust's shares. No compensation or fees are paid by the Trust to the Distributor for such share distribution.

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3.  DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.


4.  EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian, Bank One Trust Company, N.A., an affiliate of the Sub-Adviser, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

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
                         CHURCHILL CASH RESERVES TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED SEPTEMBER 30,
				2001		2000		1999		1998		1997

Net Asset Value,
 Beginning of Period
				$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income from Investment
 Operations:
Net investment income	0.0191	0.0561      0.0469      0.0513       0.0499

Total from Investment
 Operations             0.0191	0.0561	0.0469	0.0513	 0.0499
Less Distributions:
Dividends from net
 Investment income	(0.0191)	(0.0561) 	(0.0469)   (0.0513)     (0.0499)
Total Distributions 	(0.0191)	(0.0561) 	(0.0469) 	(0.0513) 	(0.0499)
Net Asset Value,
 End of Period 		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Total Return 		1.92%		5.75% 	4.79% 	5.25% 	5.11%

Ratios/Supplemental Data
Net Assets, End of Period
 ($thousands) 		$1		$69,143	$76,356	$103,866	$125,392

Ratio of Expenses to
 Average Net Assets 	0.61%		0.60% 	0.60% 	0.60% 	0.60%
Ratio of Net Investment
 Income to Average
 Net Assets			5.88%		5.58%		4.70%		5.13%		4.99%

The expense and net investment income ratios without the effect of the Manager's voluntary waiver of a portion of fees were:

Ratio of Expenses to
 Average Net Assets 	0.74% 	0.69% 	0.66% 	0.63% 	0.66%
Ratio of Net Investment
 Income to Average
 Net Assets 		5.75%		5.49%		4.65%		5.10%		4.93%

Note:  Banc One Investment Advisors Corporation served as the Trust's Investment
       Adviser   until   June 5, 1998, when, pursuant to new management
       arrangements, it was appointed as the Trust's Investment Sub-Adviser.

                See accompanying notes to financial statements.

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Federal Tax Status of Dividends (unaudited)
This information is presented in order to comply with a requirement of the Internal Revenue Code and no current action on the part of the shareholder is required.


For the fiscal year ended September 30, 2001, the total amount of dividends paid by Churchill Cash Reserves Trust was ordinary dividend income.


Prior to January 31, 2002, shareholders will be mailed IRS form
1099-DIV which will contain information on the status of dividends paid for the 2001 calendar year.


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